Warrants	6 Months Ended
Jun. 30, 2022
Warrants
Warrants

(14) Warrants

As of June 30, 2022, there were 39,451,134 warrants outstanding (12,224,134 private warrants and 27,227,000 public warrants) at an exercise price of $11.50 per warrant. No fractional shares will be issued upon exercise of the warrants. As of June 30, 2022, the warrants have not become exercisable but the Company can permit holders to exercise their public warrants on a cashless basis and such cashless exercise is exempt from registration. The public warrants will expire five years from the date of closing of the Business Combination or earlier upon the Company’s redemption or liquidation of such warrants.

The private warrants are identical to the public warrants except that the private warrants will be non-redeemable so long as they are held by the initial purchasers or such purchasers’ permitted transferees. If the private warrants are held by someone other than the initial purchasers or their permitted transferees, the private warrants will be redeemable by the Company and exercisable by such holders on the same basis as the public warrants.

The Company may redeem the public warrants:

●	in whole and not in part;
●	at a price of $0.01 per warrant;
●	upon a minimum of 30 days’ prior written notice of redemption; and
●	if, and only if, the last reported closing price of the Company’s Class A common stock equals or exceeds $18.00 per share (as adjusted for share splits, share capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders (“Reference Value”).

Once the public warrants become exercisable, the Company may redeem such outstanding warrants:

●	in whole and not in part;
●	at $0.10 per warrant;
●	upon a minimum of 30 days’ prior written notice of redemption; provided that holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares based on the redemption date and the “fair market value” of the Company’s Class A common stock
●	if, and only if, the Reference Value equals or exceeds $10.00 per share (as adjusted);

If the Company calls the public warrants for redemption, management will have the option to require all holders that wish to exercise the public warrants to do so on a “cashless basis,” as described in the warrant agreement.

The exercise price and number of the ordinary shares issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuance of ordinary shares at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants.

Warrant holders do not have the rights or privileges of holders of Class A common stock and any voting rights until they exercise their warrants and receive shares of Class A common stock. After the issuance of shares of Class A common stock upon exercise of the warrants, each holder will be entitled to one vote for each share held of record on all matters to be voted on by stockholders.

The Company accounts for public and private warrants under ASC 815. Such guidance provides that because the warrants do not meet the criteria for equity treatment thereunder, each warrant must be recorded as a liability. This liability is subject to re-measurement at each balance sheet date. With each such re-measurement, the warrant liability will be adjusted to fair value, with the change in fair value recognized in the Company’s consolidated statements of operations. The Company will reassess the classification of warrants at each balance sheet date. If the classification changes as a result of events during the period, the warrants will be reclassified as of the date of the event that causes the reclassification.

As of May 27, 2022, the initial fair value of the warrant liability was recognized at $57 million with a corresponding reduction from the additional paid-in capital in total stockholders’ equity. As of June 30, 2022 the fair value of the warrant liability was estimated to be $44 million. The Company recognized a gain on the fair value change in warrant liability of $13 million in its consolidated statement of operations for the three and six months ended June 30, 2022.